NET FINANCE COST (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance Cost
Interest income	$ 1.5	$ 2.7
Interest expense
Interest expense on interest bearing debt	(14.5)	(42.1)
Interest expense on lease liabilities	(7.2)	(4.3)
Interest expense related to pension liabilities	(0.1)	(0.1)
Interest expense to related parties	0.0	(21.8)
Other interest expense	(0.2)	0.0
Total interest expense	(22.0)	(68.3)
Foreign currency exchange gains/(losses), net & other finance costs
Exchange rate gains/(losses)	5.9	(11.7)
Change in fair value of interest rate derivative instruments not used in hedge accounting	0.0	(0.4)
Other finance cost	(2.0)	(1.9)
Total Finance cost	3.9	(14.0)
Loss on debt extinguishment	0.0	(14.3)
Net finance cost	$ (16.6)	$ (93.9)